Stockholders’ Equity (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of exercise price for warrants outstanding
		Weighted	Weighted Average
	Warrants	Average Exercise	Remaining Contractual	Aggregate Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2021	1,000,000	1.00	4.79	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, September 30, 2022	1,000,000	1.00	4.04	$-
Exercisable, September 30, 2022	437,500	$1.00	4.04	$-

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, March 11, 2021	-
Granted	1,000,000	1.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2021	1,000,000	1.00	4.79	$-
Exercisable, December 31, 2021	250,000	$1.00	4.79	$-

Schedule of exercise price for warrants outstanding
Outstanding		Exercisable
Number of Warrants	Exercise Price	Number of Warrants	Exercise Price
1,000,000	$1.00	437,500	$1.00
1,886,793	$2.90	1,886,793	$2.90
339,623	$2.92	339,623	$2.92
3,226,416		2,663,916

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Warrants	Price	Warrants	Price
1,000,000	$1.00	250,000	$1.00
1,000,000		250,000

Schedule of black-scholes option-pricing model to value the warrants issued
Expected dividend yield	-
Risk-free interest rate	3.96%
Expected volatility	100.00%
Expected life (years)	5.0

Risk-free interest rate	1.09%
Expected life of the options	5 years
Expected volatility	100%
Expected dividend yield	0%